Schedule of non-current assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Reclamation deposits	$ 1,154,920	$ 1,134,836
Long-term receivable	56,293	58,337
Investments	764	764
Exploration advance	172,501	330,014
Property, plant and equipment	806,758	1,148,495
Mineral properties	18,002,636	9,107,359
US [Member]
IfrsStatementLineItems [Line Items]
Reclamation deposits	1,154,920	1,134,836
Exploration advance	172,501	330,014
Property, plant and equipment	806,758	1,148,495
Mineral properties	18,002,636	9,107,359
CA [Member]
IfrsStatementLineItems [Line Items]
Long-term receivable	56,293	58,337
Investments	$ 764	$ 764